Pension and Other Retirement Plans - Weighted Average Assumptions (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 28, 2014	Aug. 04, 2014	Dec. 31, 2015	Dec. 28, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Postretirement health care and life insurance liabilities distributed in spin-off			$ 44
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for expense through Publishing Spin-Off	[1]		4.70%
Discount rate for obligations		3.95%		4.30%	3.95%
Increase in future salary levels for expense				3.50%	3.50%
Increase in future salary levels for obligations		3.50%		3.50%	3.50%
Long-term rate of return on plans’ assets for expense				7.25%	7.50%
Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for expense through Publishing Spin-Off	[1]		3.95%
Discount rate for obligations		3.30%		3.45%	3.30%
Increase in future salary levels for expense				0.00%	0.00%
Increase in future salary levels for obligations		0.00%		0.00%	0.00%
Long-term rate of return on plans’ assets for expense				0.00%	0.00%
Successor | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for expense through Publishing Spin-Off	[1]	4.70%		3.95%
Successor | Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for expense through Publishing Spin-Off	[1]	3.35%		3.30%

[1]	(1)In connection with the Publishing Spin-off, the Company distributed to Tribune Publishing approximately $44 million of postretirement health care and life insurance liabilities. As a result, the Company remeasured its remaining other post retirement plan obligations as of the date of the Publishing Spin-off.